SHARE CAPITAL 04/30/16 (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Jan. 31, 2017	Apr. 30, 2016	Apr. 30, 2015
Stock Options Available For Grant	2,378,160	2,797,895	2,790,573
Average Grant Date Fair Value Of Stock Options Granted	$ 0.123	$ 0.11	$ 0.16
Non Vested Stock Options	400,000		112,500
Unamortized Compensation Cost of Options	$ 105,809	$ 41,579
Non Vested Stock Options Intrinsic Value	$ 729,614	$ 124,516	$ 156,250
July 10, 2015 [Member]
Shares Issued, Shares		1,085,297
Shares Issued, Fair Value		$ 228,775
July 14, 2015 [Member]
Shares Issued, Shares		2,267,685
Shares Issued, Fair Value		$ 427,177
December 15, 2015 [Member]
Shares Issued, Shares		2,948,431
Shares Issued, Fair Value		$ 536,541
January 5, 2016 [Member]
Shares Issued, Shares		746,811
Shares Issued, Fair Value		$ 180,256
January 29, 2016 [Member]
Shares Issued, Shares		25,000